Offerings	Jan. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2027
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Rule 457(f)	true
Amount of Securities Received | shares	400,000
Value of Securities Received, Per Share	1,000.00
Value of Securities Received	$ 400,000,000.00
Fee Note MAOP	$ 400,000,000.00
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.850% Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Rule 457(f)	true
Amount of Securities Received | shares	500,000
Value of Securities Received, Per Share	1,000.00
Value of Securities Received	$ 500,000,000.00
Fee Note MAOP	$ 500,000,000.00
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2028
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Rule 457(f)	true
Amount of Securities Received | shares	600,000
Value of Securities Received, Per Share	1,000.00
Value of Securities Received	$ 600,000,000.00
Fee Note MAOP	$ 600,000,000.00
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Rule 457(f)	true
Amount of Securities Received | shares	500,000
Value of Securities Received, Per Share	1,000.00
Value of Securities Received	$ 500,000,000.00
Fee Note MAOP	$ 500,000,000.00
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933.